Commitments and contingencies (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease Commitment Description		These lease agreements have lease terms expiring between end of June 2022 and December 2022 with a monthly rental of approximately $1,900, $14,000 and $3,900, respectively.
Right of use	$ 34,600
Rent expense	$ 34,600	$ 186,834	$ 182,253
Incremental borrowing rate	4.75%
weighted average remaining lease term		8 months 8 days